Provision for Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details) (10K)	12 Months Ended
Aug. 31, 2016
Income Tax Disclosure [Abstract]
U.S federal statutory rate	35.00%
Valuation reserve	(35.00%)
Total	0.00%